Intangible asset (Details)	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CAD ($)
Intangible asset
Useful life of license patent	15 years	15 years
Changes in intangible asset
Balance beginning	$ 464,958		$ 520,753
Amortization expense	(55,795)		(55,795)
Balance ending	$ 409,163		$ 464,958
Annual minimum royalty		$ 50,000
Project milestones payable		1,885,000
Payments for milestone		135,000
Maximum remaining milestone payments		1,750,000
Milestone payments due in next 12 months		$ 250,000